EXPENSES BY NATURE	6 Months Ended
Jun. 30, 2021
Expenses By Nature
EXPENSES BY NATURE

13. EXPENSES BY NATURE

(a) Cost of sales consist of the following:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
Direct mining and milling costs (1)	5,916	3,218	12,372	8,780
Changes in inventories (2)	(102)	(577)	(405)	(894)
Depletion and amortization	1,773	666	3,563	1,935
Toll milling costs	-	-	-	234
Cost of sales	7,587	3,307	15,530	10,055

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

(b) Administrative expenses consist of the following:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
Office and overhead costs	623	255	1,225	664
Salaries and wages	430	668	1,142	1,069
Corporate development and legal	44	200	112	274
Public company costs	54	32	116	81
Administrative expenses	1,151	1,155	2,595	2,088

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

(c) Other expense (income) consists of the following:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
Unrealized loss (gain) on marketable securities (Note 3)	230	(1,514)	699	(1,481)
Unrealized loss (gain) on purchase warrants (Note 3)	32	(188)	106	(202)
Loss on disposal of assets	-	-	-	188
Unrealized foreign exchange loss (1)	140	337	272	873
Realized foreign exchange (gain) loss	(93)	76	(157)	10
Interest income	(1)	(15)	(5)	(31)
Shares issued at a discount to settle payables	-	74	-	74
Management fee income (Note 6)	(58)	(19)	(67)	(19)
Other	(62)	77	(11)	21
Other expense (income)	188	(1,172)	837	(567)

(1)	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revisions for the three and six months ended June 30, 2020 are $204 and $1,258 credits to Other expense, respectively.